INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Estimated amortization expenses
Within 1 year	¥ 250,692
Between 1 and 2 years	129,257
Between 2 and 3 years	116,358
Between 3 and 4 years	114,809
Thereafter	456,343
Total	¥ 1,067,459